OPPENHEIMER QUEST VALUE FUND, INC.
               Supplement dated February 24, 1997 to the
                  Prospectus dated December 16, 1996

  The Prospectus dated December 16, 1996, as previously supplemented pursuant to a Prospectus supplement dated January
  1, 1997, is hereby further supplemented as follows:

  1. The section of the Prospectus captioned "The Sub-Adviser" set forth under "How the Fund is Managed" on page 19 is hereby revised to read as follows:

     The Manager has retained the Sub-Adviser to provide day-to-day portfolio management of the Fund. Prior to November 22, 1995, the Sub-Adviser was named
       Quest for Value Advisors and was the investment adviser to the Fund. The Sub-Adviser is a majority-owned subsidiary of Oppenheimer Capital, a registered investment advisor, whose employees perform all investment advisory services provided to the Fund by the Sub-Adviser. Oppenheimer
       Financial Corp., a holding company, holds a one-third interest in Oppenheimer Capital and Oppenheimer Capital, L.P., a Delaware limited partnership whose units are traded on The New York
       Stock Exchange and of which Oppenheimer Financial
       Corp. is the sole general partner, owns the remaining two-thirds interest.

     On February 13, 1997, PIMCO Advisors L.P., a registered investment adviser with $110 billion in assets under management through various subsidiaries, signed a definitive agreement with Oppenheimer Group, Inc. and its subsidiary
       Oppenheimer Financial Corp. for PIMCO Advisors L.P.
       and its affiliate, Thomson Advisory Group, Inc., to acquire the one-third managing general partner interest in Oppenheimer Capital and the 1.0% general partner interest in Oppenheimer Capital
       L.P. The completion of the transaction is subject to certain client, lender, Internal Revenue Service and other approvals.

  2. The first paragraph of the section captioned "Class A
  Contingent Deferred Sales Charge" in "Buying Class A Shares" on page 29, is revised by adding the following subparagraph:

       Purchases by a retirement plan qualified under section
  401(a) if the retirement plan has total plan assets of $500,000 or more.


  February 24, 1997                                          PS0225.006